Summary of Significant Accounting Policies (Narrative) (Details) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended										12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 27, 2012 USD ($)	Dec. 31, 2012 USD ($) instrument	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($) instrument	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] entity	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary [Member] entity	Dec. 31, 2012 Consolidated Entities [Member] entity	Dec. 31, 2012 Foreign Subsidiaries [Member] USD ($)	Dec. 31, 2011 Foreign Subsidiaries [Member] USD ($)	Jun. 27, 2012 Subsidiaries [Member]	Dec. 31, 2012 Assets Held under Capital Leases [Member] USD ($)	Dec. 31, 2011 Assets Held under Capital Leases [Member] USD ($)	Dec. 31, 2010 Assets Held under Capital Leases [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] USD ($)	Dec. 31, 2012 Solar Energy [Member] Percentage of Completion Method [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Percentage of Completion Method [Member] USD ($)	Dec. 31, 2012 Solar Energy [Member] Installment Method [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Installment Method [Member] USD ($)	Dec. 31, 2012 Solar Energy [Member] Performance Based Incentives [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Performance Based Incentives [Member] USD ($)	Dec. 31, 2010 Solar Energy [Member] Performance Based Incentives [Member] USD ($)	Dec. 31, 2012 Solar Energy [Member] Renewable Energy Credits [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Renewable Energy Credits [Member] USD ($)	Dec. 31, 2010 Solar Energy [Member] Renewable Energy Credits [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Solar Energy [Member] Percentage of Completion Method [Member]	Dec. 31, 2012 Minimum [Member] Solar Energy [Member] Renewable Energy Credits [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Solar Energy [Member] Renewable Energy Credits [Member]	Dec. 31, 2011 Q-Cells SE [Member] USD ($)	Dec. 31, 2010 Q-Cells SE [Member] USD ($)	Dec. 31, 2010 Q-Cells SE [Member] EUR (€)	Dec. 31, 2011 Other Income [Member] Q-Cells SE [Member] USD ($)	Dec. 31, 2006 Suntech Warrant [Member] USD ($)
Significant Accounting Policies [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		$ 90.8	$ 47.0	$ 90.8	$ 47.0
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners													15.00%
Variable Interest Entity, Number Of Entities								5	3
Number Of Entities Sold										1
Cash and Cash Equivalents, at Carrying Value		572.6	585.8	572.6	585.8	707.3	632.7				171.5	64.2
Allowance for Doubtful Accounts Receivable		4.4	4.9	4.4	4.9
Provision for Doubtful Accounts				0.3	(1.4)	1.4
Equity Method Investment, Minimum Ownership Percentage		20.00%		20.00%
Other than Temporary Impairment Losses, Investments			78.9	3.6	78.9	0											78.9
Depreciation				200.6	217.7	158.9								4.3	9.7	4.5
Interest Costs, Capitalized During Period				19.9	18.1	5.1
Allowance for Doubtful Accounts Receivable, Charge-offs				0.2	4.3	0.7
Assets impairment charges			365.4	20.0	381.7	0											358.0
Impairment of Intangible Assets, Finite-lived				1.2	6.6
Customer Deposits, Required Refund Period				2 years
Customer Deposits, Current		77.2	72.4	77.2	72.4
Customer and other deposits		184.5	276.8	184.5	276.8
Revenues				1,794.6	2,268.0	1,996.4												97.8	54.3	22.7	28.5	31.4	24.3	18.6	17.3	15.1	7.5
Revenue Recognition, Construction Period																													3 months
Capital Lease Classification, Term of Lease To Estimated Economic Life, Percent																												75.00%
Revenue Recogniztion, Contractual Arrangements, Period																														5 years		10 years
Derivative Instruments, Exercisable Period																																					5 years
Derivative Instruments, Exercise Period																																					5 years
Derivative Instruments, Exercisable Annual Percentage																																					20.00%
Derivative Instruments, Estimated Grant Date Fair Value																																					66.6
Foreign Currency Transaction Loss, before Tax				6.6	4.7	0.5
Number of Interest Rate Derivatives Held		4		4
Payments to Acquire Equity Method Investments				47.8	50.4	18.8																												105.0	72.5
Notional Amount of Foreign Currency Cash Flow Hedge Derivatives																																			70.0
Gain on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring																																				17.3
Income (Loss) from Equity Method Investments				(2.3)	(62.8)	7.2																											14.3
Lease Term Period																												20 years			25 years
Deferred Tax Assets, Valuation Allowance		510.5	415.7	510.5	415.7
Percentage That Tax Position More Likely Than Not To Be Realized																												50.00%
Shipping, Handling and Transportation Costs				24.6	22.0	20.7
Proceeds from Issuance of Redeemable Noncontrolling Interest, Net	11.4
Payments of Stock Issuance Costs	1.4
Temporary Equity, Accretion to Redemption Value		1.6
Equity Investment from JV Partners		$ 34.0		$ 34.0